RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Apr. 30, 2020
Related Party Transaction [Line Items]
Due to Related Parties	$ 1,210,805		$ 1,283,464	$ 377,106
Notes Payable, Related Parties	0		6,220,000	2,100,000
[custom:InterestPayableToRelatedPartiesCurrent-0]	821,925		747,636	$ 138,967
Revenue from Related Parties	240,314	$ 304,209
Notes Payable			6,220,000
Related Party [Member]
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties	30,315		86,956
Notes Payable	$ 0		$ 615,584